CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CAPITAL MANAGEMENT

19.	CAPITAL MANAGEMENT

In the management of capital, the Company includes shareholders’ equity (excluding accumulated other comprehensive loss and deficit) and cash, cash equivalents and short-term investments. The components of capital on December 31, 2025 were:

Cash, cash equivalents and short-term investments	$313,398,303
Shareholders’ equity, excluding deficit and accumulated other comprehensive loss	$483,005,489

The Company’s objective in managing capital is to ensure that financial flexibility is present to increase shareholder value through growth and responding to changes in economic and/or market conditions; to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business and to safeguard the Company’s ability to obtain financing should the need arise.

In maintaining its capital, the Company has a strict investment policy which includes investing its surplus capital only in highly liquid, highly rated financial instruments.

The Company reviews its capital management approach on an ongoing basis.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)